Fees Summary	Aug. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,078,600.00
Previously Paid Amount	0.00
Total Fee Amount	3,406.40
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,406.40
Narrative - Max Aggregate Offering Price	$ 23,078,600.00
Final Prospectus	true